Commitments, Guarantees, and Contingent Liabilities - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Commitments and Contingencies Disclosure [Line Items]
Commitments for purchase of equipment to be leased at cost	¥ 23,487	¥ 11,491
Payments for computer systems under non-cancelable contracts	11,192	10,896	¥ 9,348
Estimated construction costs	144,135	143,120
Total unused credit and capital amount available	567,563	437,496
Guarantee Obligations Maximum Exposure	1,248,532	1,123,984
Guarantee Obligations Current Carrying Value	19,718	12,276
Outstanding principal amount of loans transferred under Delegated Underwriting and Servicing program	2,996,771	2,683,671
Provision for credit losses in the consolidated statements of income	7,211	5,297
Integrated Resort Development [Member]
Commitments and Contingencies Disclosure [Line Items]
Total unused credit and capital amount available	335,868	270,168
Other liabilities
Commitments and Contingencies Disclosure [Line Items]
Allowance for off-balance sheet credit exposure	17,676	9,766	¥ 5,116
Corporate Loans
Commitments and Contingencies Disclosure [Line Items]
Guarantee Obligations Maximum Exposure	614,247	558,862
Guarantee Obligations Current Carrying Value	5,958	5,223
Performance Guarantee | Corporate Loans
Commitments and Contingencies Disclosure [Line Items]
Guarantee Obligations Maximum Exposure	446,000	469,000
Guarantee Obligations Current Carrying Value	¥ 2,448	¥ 2,474